Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued liabilities
Schedule of analysis of accrued liabilities short - term

	2019		2018		2017
Fuel and traffic accrued expenses	Ps.	1,507,659	Ps.	1,315,363	Ps.	1,106,913
Maintenance and aircraft parts accrued expenses		120,254		79,280		194,366
Sales, marketing and distribution accrued expenses		230,935		283,538		143,758
Maintenance deposits		132,085		141,371		132,519
Salaries and benefits		296,829		187,072		114,781
Accrued administrative expenses		81,124		67,306		90,459
Deferred revenue from V Club membership		35,465		59,557		76,261
Information and communication accrued expenses		67,808		45,008		44,638
Supplier services agreement		10,634		10,634		10,634
Benefits from suppliers		—		—		1,473
Advances from travel agencies		542		482		650
Others		48,526		77,985		51,474
	Ps.	2,531,861	Ps.	2,267,596	Ps.	1,967,926

Schedule of accrued liabilities long term

	2019		2018		2017
Supplier services agreement	Ps.	55,905	Ps.	66,539	Ps.	77,174
Benefits from suppliers		19,439		—		—
Other		15,452		8,964		15,274
	Ps.	90,796	Ps.	75,503	Ps.	92,448

Schedule of other liabilities

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2019		the year		Payments		2019
Aircraft and engine lease return obligation	Ps.	1,831,045	Ps.	725,506	Ps.	703,863	Ps.	1,852,688
Employee profit sharing (Note 16)		14,984		22,134		13,021		24,097
	Ps.	1,846,029	Ps.	747,640	Ps.	716,884	Ps.	1,876,785

Short-term maturities							Ps.	407,190
Long-term							Ps.	1,469,595

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2018		the year		Payments		2018
Aircraft and engine lease return obligation (Adjusted)	Ps.	1,647,977	Ps.	1,015,391	Ps.	832,323	Ps.	1,831,045
Employee profit sharing (Note 16)		9,063		14,106		8,185		14,984
	Ps.	1,657,040	Ps.	1,029,497	Ps.	840,508	Ps.	1,846,029

Short-term maturities							Ps.	25,835
Long-term							Ps.	1,820,194

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2017		the year		Payments		2017
Aircraft and engine lease return obligation (Adjusted)	Ps.	1,408,039	Ps.	1,099,597	Ps.	859,659	Ps.	1,647,977
Employee profit sharing (Note 16)		10,695		8,342		9,974		9,063
	Ps.	1,418,734	Ps.	1,107,939	Ps.	869,633	Ps.	1,657,040

Short-term maturities							Ps.	202,250
Long-term							Ps.	1,454,790